FEDERAL INCOME TAXES - Federal income tax on earnings differs from that computed at statutory corporate tax rate (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate									$ 1,555	$ 1,536	$ 1,011
Increase (decrease) in taxes resulting primarily from:
Stock compensation									(28)	(15)	66
Nontaxable interest income									(39)	(39)	(22)
Cash surrender value of life insurance									(277)	(99)	(47)
Utilization of net operating loss carryforwards, previously reserved										(241)
Other									7	11	(13)
Federal income taxes per financial statements	$ 327	$ 194	$ 307	$ 390	$ 419	$ 444	$ 290		$ 1,218	$ 1,153	$ 995
Effective tax rate									26.60%	25.50%	33.50%